Goodwill and Intangible Assets, Net - Schedule of Change in the Carrying Amount of Goodwill by Reporting Unit (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Change in the carrying amount of goodwill
Balance at beginning of the year	¥ 200,478,795
Disposal of campuses in relation to junior art education service	(5,723,832)
Balance at end of the year	194,754,963	$ 29,847,504	¥ 200,478,795
Huanqiuyimeng
Change in the carrying amount of goodwill
Balance at beginning of the year	200,478,795
Goodwill acquired			200,478,795
Balance at end of the year			200,478,795
Overseas Art Study Services
Change in the carrying amount of goodwill
Balance at beginning of the year	176,046,647
Balance at end of the year	176,046,647		176,046,647
Overseas Art Study Services | Huanqiuyimeng
Change in the carrying amount of goodwill
Goodwill acquired			176,046,647
Others
Change in the carrying amount of goodwill
Balance at beginning of the year	24,432,148
Disposal of campuses in relation to junior art education service	(5,723,832)
Balance at end of the year	¥ 18,708,316		24,432,148
Others | Huanqiuyimeng
Change in the carrying amount of goodwill
Goodwill acquired			¥ 24,432,148